Commitments And Contingencies (Details) (USD $)	1 Months Ended
	Jun. 30, 2013	May 17, 2013
Commitments and Contingencies [Abstract]
China Development Bank - amount available for drawdown		$ 69,000,000
Number of 4800 TEU containership newbuildings		2
Expected Delivery	Q3 2014